Leases (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
Lease, Cost [Abstract]
Operating Lease Cost	$ 390,577	$ 1,264,049
Short-Term Lease Cost	78,076	250,924
Sublease Income	(10,605)	(10,605)
Total Lease Cost	458,048	1,504,368
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases		967,565
Right-of-use assets obtained in exchange for new operating lease liabilities		935,242
2019 (excluding the nine months ended September 30, 2019)	332,549	332,549
2020	1,307,783	1,307,783
2021	1,328,160	1,328,160
2022	1,422,965	1,422,965
2023	1,474,391	1,474,391
2024 and thereafter	3,377,653	3,377,653
Total lease payments	9,243,501	9,243,501
Less: Interest	(2,001,696)	(2,001,696)
Total	$ 7,241,805	$ 7,241,805